OTHER REAL ESTATE OWNED (Tables)	12 Months Ended
Dec. 31, 2015
OTHER REAL ESTATE OWNED [Abstract]
Summary of other real estate owned activity

A summary of other real estate owned activity for the years ended December 31 follows (1):

	2015	2014	2013
	(In thousands)
Balance at beginning of year, net of valuation allowance	$6,370	$18,088	$25,748
Loans transferred to other real estate owned	6,694	6,143	6,932
Sales of other real estate owned	(5,502)	(17,198)	(11,994)
Additions to valuation allowance charged to expense	(492)	(663)	(2,598)
Balance at end of year, net of valuation allowance	$7,070	$6,370	$18,088

(1)	Table excludes other repossessed assets totaling $0.08 million at both December 31, 2015 and 2014, respectively.

Valuation allowance for other real estate owned
An analysis of our valuation allowance for other real estate owned follows:
	2015	2014	2013
	(In thousands)
Balance at beginning of year	$2,511	$4,047	$5,958
Additions charged to expense	492	663	2,598
Direct write-downs upon sale	(1,311)	(2,199)	(4,509)
Balance at end of year	$1,692	$2,511	$4,047